TRADE ACCOUNTS RECEIVABLE (Detail 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	R$ 119,491	R$ 93,106
Additions	362,389	337,499
Write-offs	(345,407)	(311,114)
Balance at the end of period	136,473	119,491
Additions	618,576	306,055
Gross carrying amount
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	148,968	117,796
Additions	362,389	342,286
Write-offs	(345,775)	(311,114)
Balance at the end of period	165,582	148,968
Allowance for credit losses
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period, Provision for losses	(29,477)	(24,690)
Additions		(4,787)
Write-offs, Provision for losses	(368)
Balance at the end of period, Provision for losses	R$ (29,109)	R$ (29,477)